SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities:
Net cash provided by operating activities	¥ 1,849,430	$ 268,142	¥ 158,192	¥ 282,028
Cash Flows from Investing Activities:
Purchase of available-for-sale investments	(2,056,000)	(298,092)	(341,234)	(423,000)
Proceeds on disposal of available-for-sale investments	1,254,285	181,854	334,942	706,655
Net cash (used in)/provided by investing activities	52,559	7,620	(346,507)	(1,796,663)
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(3,837)	(556)	(2,750)	(3,050)
Net cash provided by/(used in) financing activities	(489,123)	(70,916)	427,446	955,448
Effect of foreign exchange rate changes	2,486	360	(936)	(2,807)
Net (decrease)/increase in cash, cash equivalents and restricted cash	1,415,352	205,206	238,195	(561,994)
Cash, cash equivalents and restricted cash, beginning of year	2,945,343	427,035	2,707,148	3,269,142
Cash, cash equivalents and restricted cash, end of year	4,360,695	632,241	2,945,343	2,707,148
Reportable Legal Entities | Parent Company
Cash Flows from Operating Activities:
Net cash provided by operating activities	(22,907)	(3,321)	(10,040)	(13,393)
Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	9,766	1,416	(11,879)	(9,561)
Purchase of available-for-sale investments			(34,234)
Proceeds on disposal of available-for-sale investments	33,215	4,816	14,942	9,755
Net cash (used in)/provided by investing activities	42,981	6,232	(31,171)	194
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(3,837)	(556)	(2,750)	(3,050)
Net cash provided by/(used in) financing activities	(3,837)	(556)	(2,750)	(3,050)
Effect of foreign exchange rate changes	1,273	185	(588)	(1,176)
Net (decrease)/increase in cash, cash equivalents and restricted cash	17,510	2,540	(44,549)	(17,425)
Cash, cash equivalents and restricted cash, beginning of year	6,464	936	51,013	68,438
Cash, cash equivalents and restricted cash, end of year	¥ 23,974	$ 3,476	¥ 6,464	¥ 51,013